Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2025
TextBlock 1 [Abstract]
Details of Assets Held For Sale and Related Liabilities
Details of assets held for sale as of December 31, 2024 and 2025 are as follows:

(in millions of Won)	2024(*1,2)		2025
Asset
Cash and cash equivalents	￦	—	1,924
Trade accounts and notes receivable and other receivables		—	314
Other financial assets		604,439	7,276
Property, plant and equipment		4,319	10,361
Intangible assets		—	285
Others		—	7

	￦	608,758	20,167

Liability
Other payables	￦	—	3,419
Provisions		—	259

	￦	—	3,678

(*1)
During the year ended December 31, 2025, the Company disposed of the equity security of Nippon Steel Corporation amounting to
￦
467,796 million, which had been classified as assets held for sale during the year ended December 31, 2024, and recognized loss on disposal of assets held for sale of
￦
9,883 million.

(*2)
The equity securities of AES Mong Duong Power Co., Ltd. and Mong Duong Finance Holdings B.V, which had been classified as assets held for sale during the year ended December 31, 2024, were disposed of during the year ended December 31, 2025.